SUPPLEMENT TO THE
FIDELITY MAGELLAN FUND
PROSPECTUS
DATED MAY 20, 1995
   The following information
replaces the similar information
found in the "Waivers" section
on page 30.

6. To shares purchased through
Portfolio Advisory Services or
Fidelity Charitable Advisory
Services.










































SUPPLEMENT TO THE
FIDELITY MAGELLAN FUND
PROSPECTUS
DATED MAY 20, 1995
   The following information
replaces the similar information
found in the "Waivers" section
on page 30.

6. To shares purchased through
Portfolio Advisory Services or
Fidelity Charitable Advisory
Services.










































   MAG-96-2  January 12, 1996
MAG-96-2  January 12, 1996